Loans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loans Receivable [Line Items]
Net of a credit quality component	$ 383	$ 388
Loans on nonaccrual, TDR	1,500	1,200
Troubled debt restructurings	93
Loans acquired credit quality	1,100	1,700
Nonaccrual loan	5,246	5,029
Loans past due over 90 days and still accruing of loans acquired	2,419	1,781
Total past due	8,311	11,037
30-89 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	3,986	6,397
Greater than 90 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	4,325	4,640
Financial Asset Acquired with Credit Deterioration [Member]
Loans Receivable [Line Items]
Nonaccrual loan	764	566
Loans past due over 90 days and still accruing of loans acquired	374	486
Residential Real Estate One to Four Family [Member]
Loans Receivable [Line Items]
Troubled debt restructurings	440	99
Nonaccrual loan	4,210	4,870
Loans past due over 90 days and still accruing of loans acquired	2,419	1,770
Total past due	7,233	9,689
Residential Real Estate One to Four Family [Member] | 30-89 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	3,182	5,193
Residential Real Estate One to Four Family [Member] | Greater than 90 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	4,051	4,496
Residential Real Estate Loan One [Member]
Loans Receivable [Line Items]
Troubled debt restructurings	23
Residential Real Estate Loan Two [Member]
Loans Receivable [Line Items]
Troubled debt restructurings	325
Residential Real Estate Loan Four [Member]
Loans Receivable [Line Items]
Troubled debt restructurings	136
Troubled Debt Restructuring [Member] | 30-89 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	277	25
Troubled Debt Restructuring [Member] | Greater than 90 Days Past Due [Member]
Loans Receivable [Line Items]
Total past due	$ 371	$ 1,000